Derivatives Instruments (Credit Risk) (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) Days	Dec. 31, 2023 CAD ($)
Credit Derivatives [Line Items]
Total cash deposits/collateral on hand	$ 198	$ 101
Financial Asset, Past Due [Member]
Credit Derivatives [Line Items]
Financial assets, considered to be past due	140	142
Credit Concentration Risk
Credit Derivatives [Line Items]
Concentration Risk, maximum exposure	1,300	1,200
Total cash deposits/collateral on hand	303	310
Credit Concentration Risk | Receivables, net
Credit Derivatives [Line Items]
Fair Value, Financial assets, considered to be past due	$ 128	$ 127
Average number of days financial asset outstanding | Days	61